condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2020	1,291
Balance at Dec. 31, 2020	$ 7,677	$ 534	$ 3,712	$ 117	$ 12,040	$ 528	$ 12,568
Net income			666		666	11	677
Other comprehensive income (loss)			778	32	810	(37)	773
Dividends			(832)		(832)		(832)
Dividends reinvested and optional cash payments (in shares)	13
Dividends reinvested and optional cash payments	$ 305				305		305
Equity accounted share-based compensation		68			68		68
Issue of Common Shares in business combination	$ 1,267				1,267		1,267
Issue of Common Shares in business combination (in shares)	51
Change in ownership interests of subsidiary		432			432	392	824
Balance (in shares) at Jun. 30, 2021	1,355
Balance at Jun. 30, 2021	$ 9,249	1,034	4,324	149	14,756	894	15,650
Balance (in shares) at Dec. 31, 2021	1,370
Balance at Dec. 31, 2021	$ 9,644	1,013	4,256	203	15,116	943	16,059
Net income			853		853	49	902
Other comprehensive income (loss)			297	32	329	(17)	312
Dividends			(917)		(917)		(917)
Dividends reinvested and optional cash payments (in shares)	11
Dividends reinvested and optional cash payments	$ 317				317		317
Equity accounted share-based compensation		68			68	7	75
Issue of Common Shares in business combination	$ 6				6		6
Change in ownership interests of subsidiary		(56)			(56)	(18)	(74)
Balance (in shares) at Jun. 30, 2022	1,381
Balance at Jun. 30, 2022	$ 9,967	$ 1,025	$ 4,489	$ 235	$ 15,716	$ 964	$ 16,680